Allowance for Loan Losses - Company's Analysis of Past Due Held-for-Investment Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 7,039	$ 7,961	$ 23,643
Current	1,602,879	1,540,548	1,486,501
Total Financing Receivables	1,609,918	1,548,509	1,510,144
Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	235,946	230,681	242,494
CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	231,348	228,191	278,651
CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	742,662	625,700	461,631
Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	67,165	68,070	70,156
Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	110,377	130,401	156,926
Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	9,104	12,383	17,239
Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	210,874	249,975	276,993
Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	2,442	3,108	6,054
30-59 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	4,898	4,406	15,166
60-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	858	1,693	2,069
90 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,283	1,862	6,411
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		230	4,468
Current	235,946	230,451	238,026
Total Financing Receivables	235,946	230,681	242,494
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	269	1,393	3,029
Current	231,079	226,798	275,622
Total Financing Receivables	231,348	228,191	278,651
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	516		2,952
Current	742,146	625,700	458,679
Total Financing Receivables	742,662	625,700	461,631
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			140
Current	67,165	68,070	70,016
Total Financing Receivables	67,165	68,070	70,156
Commercial Loans [Member] | 30-59 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1	4,212
Commercial Loans [Member] | 30-59 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		736	1,685
Commercial Loans [Member] | 30-59 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	331		2,786
Commercial Loans [Member] | 60-89 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1	105
Commercial Loans [Member] | 60-89 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		35	23
Commercial Loans [Member] | 60-89 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			166
Commercial Loans [Member] | 90 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		228	151
Commercial Loans [Member] | 90 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	269	622	1,321
Commercial Loans [Member] | 90 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	185
Commercial Loans [Member] | 90 Days Past Due [Member] | Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			140
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	367	167	3,700
Current	110,010	130,234	153,226
Total Financing Receivables	110,377	130,401	156,926
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	121	14	589
Current	8,983	12,369	16,650
Total Financing Receivables	9,104	12,383	17,239
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	5,615	6,038	8,572
Current	205,259	243,937	268,421
Total Financing Receivables	210,874	249,975	276,993
Consumer Loans [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	151	119	193
Current	2,291	2,989	5,861
Total Financing Receivables	2,442	3,108	6,054
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	367	136	2,001
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	121	14	254
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	4,020	3,504	4,183
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	59	15	45
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		31	903
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			188
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	851	1,623	670
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	7	3	12
Consumer Loans [Member] | 90 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			796
Consumer Loans [Member] | 90 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			147
Consumer Loans [Member] | 90 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	744	911	3,719
Consumer Loans [Member] | 90 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 85	$ 101	$ 136